Label	Element	Value
AMERICAN FUNDS INFLATION LINKED BOND FUND®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001553197_SupplementTextBlock
American Funds Inflation Linked Bond Fund® Prospectus Supplement June 1, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN FUNDS INFLATION LINKED BOND FUND®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1. The “Fees and expenses of the fund” section of the prospectus is amended by replacing the column captioned “529-A” in the “Annual fund operating expenses” table and the column captioned “529-A” in the cumulative estimated expense example table under the heading “Example” with the respective columns set forth below. Expense information for all other share classes and all footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Fees and expenses of the fund” section of the prospectus is amended by replacing the column captioned “529-A” in the “Annual fund operating expenses” table and the column captioned “529-A” in the cumulative estimated expense example table under the heading “Example” with the respective columns set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

2. The second paragraph of the “Principal investment strategies” section of the prospectus is amended in its entirety to read as follow:

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization (NRSRO). To the extent the fund invests in other debt securities, the fund will invest in debt securities with quality ratings of Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund will invest in debt securities with a wide range of maturities.

Keep this supplement with your prospectus.

AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,215

[1]	Restated to reflect current fees.